Pensions and other post-employment benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) £ in Millions	Dec. 31, 2025 GBP (£)
Discount rate | 0.25% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	£ (17)
(Decrease)/increase in annual pension cost	15
Increase/(decrease) in annual post-retirement benefits cost	1
Increase/(decrease) in annual post-retirement benefits cost	(1)
(Decrease)/increase in pension obligation	(289)
(Decrease)/increase in pension obligation	303
(Decrease)/increase in post-retirement benefits obligation	(16)
(Decrease)/increase in post-retirement benefits obligation	17
Discount rate | 0.75% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	(51)
(Decrease)/increase in annual pension cost	44
Increase/(decrease) in annual post-retirement benefits cost	2
Increase/(decrease) in annual post-retirement benefits cost	(2)
(Decrease)/increase in pension obligation	(836)
(Decrease)/increase in pension obligation	950
(Decrease)/increase in post-retirement benefits obligation	(46)
(Decrease)/increase in post-retirement benefits obligation	51
Inflation rate | 0.25% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	15
(Decrease)/increase in annual pension cost	(16)
(Decrease)/increase in pension obligation	237
(Decrease)/increase in pension obligation	(229)
Inflation rate | 0.75% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	44
(Decrease)/increase in annual pension cost	(47)
(Decrease)/increase in pension obligation	712
(Decrease)/increase in pension obligation	(689)
Life expectancy | One year increase
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	19
Increase/(decrease) in annual post-retirement benefits cost	1
(Decrease)/increase in pension obligation	403
(Decrease)/increase in post-retirement benefits obligation	28
Rate of future healthcare inflation | One percent increase
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Increase/(decrease) in annual post-retirement benefits cost	1
(Decrease)/increase in post-retirement benefits obligation	£ 21